Fair Value Measurement	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurement	Fair Value Measurement
The Plan measures its investments at fair value on a recurring basis in accordance with U.S. GAAP Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurement, which establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements).
Fair value is defined as the price that would be received to sell an asset or the price that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. The framework that the authoritative guidance establishes for measuring fair value includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs used in determining valuations into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.
The three levels of the fair value hierarchy under ASC Topic 820 are described below:

Level 1:    Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access. These generally provide the most reliable evidence and are used to measure fair value whenever available.

Level 2:    Inputs to the valuation methodology include significant inputs, other than Level 1 inputs, that are observable either directly or indirectly for substantially the full term of the asset through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets or liabilities, quoted market prices in inactive markets for identical or similar assets or liabilities, and other observable inputs. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3:    Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
Following is a description of the valuation methodologies used for assets measured at fair value.
Employer Company Common stock: Valued at the closing price reported on the active market on which the individual securities are traded.

Mutual funds: Valued at the unadjusted quoted market prices, which represent a daily Net Asset Value (“NAV”) of shares held by the Plan at year end. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Collective trust: Valued by the trustee using the NAV of the collective trust times the number of units held by the Plan. The NAV is used as a practical expedient to estimate fair value and is based on the fair value of the underlying assets held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. There are no unfunded commitments related to its investments, or significant restrictions on redemptions. The Plan may redeem its investment on a daily and immediate basis.
Note 3 – Fair Value Measurement (continued)
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan’s management believes the valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain investments could result in a different fair value measurement at the reporting date. There have been no changes in the methodologies used as of December 31, 2025 and 2024.
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Employer Company Common Stock	$8,657,617	$—	$—	$8,657,617
Mutual funds	57,763,976	—	—	57,763,976

Total investments at fair value	66,421,593	—	—	66,421,593

Collective trust measured at net asset value*	—	—	—	5,459,159

Total fair value investments	$66,421,593	$—	$—	$71,880,752

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Employer Company Common Stock	$7,808,279	$—	$—	$7,808,279
Mutual funds	48,519,080	—	—	48,519,080

Total investments at fair value	56,327,359	—	—	56,327,359

Collective trust measured at net asset value*	—	—	—	5,215,411

Total fair value investments	$56,327,359	$—	$—	$61,542,770

*Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The NAV amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.
Investments Measured Using NAV per Share Practical Expedient:
The following table summarizes investments for which fair value is measured using NAV per share practical expedient as of December 31, 2025 and 2024, respectively. There are no participant redemption restrictions for this investment; the redemption notice period is applicable only to the Plan.

Investment	Fair Value December 31, 2025	Fair Value December 31, 2024	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period

Reliance Trust Stable Value Fund – Series 25053 – Class 0	$5,459,159	$5,215,411	N/A	Daily	None